UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Aileen K. Wiate     Greenwich, CT     February 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $390,654,105 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106  1948450    95000 SH       SOLE                    95000        0        0
ALLERGAN INC                   COM              018490102 14190261   351941 SH       SOLE                   351941        0        0
ANTIGENICS INC DEL             COM              037032109   145340   302791 SH       SOLE                   302791        0        0
BIOGEN IDEC INC                COM              09062X103 32894897   690634 SH       SOLE                   690634        0        0
BOSTON SCIENTIFIC CORP         COM              101137107  9780496  1263630 SH       SOLE                  1263630        0        0
CEPHALON INC                   COM              156708109 22751838   295325 SH       SOLE                   295325        0        0
ELAN PLC                       ADR              284131208 19104330  3184055 SH       SOLE                  3184055        0        0
GENENTECH INC                  COM NEW          368710406 80766445   974146 SH       SOLE                   974146        0        0
GTX INC DEL                    COM              40052B108 56244758  3339950 SH       SOLE                  3339950        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102   978414   546600 SH       SOLE                   546600        0        0
HLTH CORPORATION               COM              40422Y101 20385703  1948920 SH       SOLE                  1948920        0        0
MANNKIND CORP                  COM              56400P201  6141772  1790604 SH       SOLE                  1790604        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 13613591   979395 SH       SOLE                   979395        0        0
MIDDLEBROOK PHARMACEUTICAL I   COM              596087106  4417334  2944889 SH       SOLE                  2944889        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 29078529   851245 SH       SOLE                   851245        0        0
OSI PHARMACEUTICALS INC        COM              671040103 11715000   300000 SH       SOLE                   300000        0        0
QUIDEL CORP                    COM              74838J101 32870579  2514964 SH       SOLE                  2514964        0        0
SEPRACOR INC                   COM              817315104  4764464   433922 SH       SOLE                   433922        0        0
TENET HEALTHCARE CORP          COM              88033G100 13638288 11859381 SH       SOLE                 11859381        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  6503822  1680574 SH       SOLE                  1680574        0        0
VCA ANTECH INC                 COM              918194101  8424707   423778 SH       SOLE                   423778        0        0
WEBMD HEALTH CORP              CL A             94770V102   295087    12509 SH       SOLE                    12509        0        0